Financial Risk Management	12 Months Ended
Dec. 31, 2020
Financial Risk Management [Abstract]
Financial Risk Management	Financial Risk Management
The Company’s activities expose it to a variety of financial risks: market risks (including interest rate risk, foreign currency risk and other price risk), credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s performance.
Due to its activities the Company is exposed to a variety of financial risks, which include direct exposure to market risks (which includes commodity price risk, foreign exchange risk and interest rate risk), credit risk and liquidity risk.
Management designs strategies for managing some of these risks, which are summarized below. The Company’s executive management ensures that its financial risk-taking activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company’s policies approved by the Board of Directors and risk appetite.
(a)Market Risk
Market risk is the risk that changes in market factors, such as foreign exchange rates, interest rates or other price risk, will affect the value of the Company’s financial instruments. The Company is exposed to the following market risks:
Foreign Exchange Risk
The Company undertakes certain transactions denominated in Canadian dollars, including certain operating expenses. Financial instruments that impact the Company’s net income due to currency fluctuations include cash and cash equivalents, amounts receivables and accounts payable and accrued liabilities denominated in Canadian dollars. Based on the Company’s Canadian dollar denominated monetary assets and monetary liabilities as at December 31, 2020, a 5% increase (decrease) of the value of the Canadian dollar relative to the United States dollar would not have a material impact on net loss.
In addition, the fair value of the Deferred Payment’s Conversion Option is affected by the Canadian dollar exchange rate. A 5% increase in the foreign exchange rate would result in a decrease in income before income taxes of $354,000.
Interest Rate Risk
Interest rate risk refers to the risk that the value of a financial instrument or cash-flows associated with the instrument will fluctuate due to changes in market interest rates.
The Company’s interest rate risk on financial assets is primarily related to cash, which bear interest at variable rates. However, as these investments come to maturity within a short period of time, the impact would likely be not significant. Other financial assets are not exposed to interest rate risk because they bear interest at fixed rates.
The Company’s exposure to interest rate risk fluctuation on the fair value of the Gold prepay loan and the Conversion option is not significant, as the interest rate was fixed at inception.
Other Price Risk
The Company is exposed to other price risk arising from the impact of changes in the price of the Company’s common shares on the fair value on the Conversion Option on the Deferred Payment. As described in Note 21, the Monte-Carlo model provides with multiple scenarios for the Company’s common share price. A decrease (increase) of 5% in the Company’s common share price would decrease (increase) income before income taxes by $374,000. The Company is also exposed to changes in the price of gold on the Gold prepay loan. A decrease (increase) of 5% in the spot gold prices would decrease (increase) income before income taxes by $707,000.
(b)Credit Risk
Credit risk is the risk that a third party might fail to fulfill its performance obligations under the terms of a financial instrument, leading to a financial loss. Credit risk arises from cash, trade receivables and the gold prepay loan. To mitigate exposure to credit risk on financial assets, the Company has established policies to limit the concentration of credit risk and to ensure counterparties demonstrate minimum acceptable credit worthiness. The Company closely monitors its financial assets and as such does not have any significant concentration of credit risk. The Company reduces its credit risk by investing its cash with Canadian recognized financial institutions and Canadian chartered banks.
In the case of the gold prepay loan, the impact of credit risk is factored in the discount rate used in the fair value calculation and the effect is not material.
(c)Liquidity Risk
Liquidity risk is the risk of loss from not having access to sufficient funds to meet both expected and unexpected cash demands. The Company manages the liquidity risk by continuously monitoring actual and projected cash flows, taking into account the requirements related to its investment in stream and royalty interests and matching the maturity profile of financial assets and liabilities. The Company ensures that there are sufficient funds to meet its short-term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and cash equivalents and the amount available under the Facility. As at December 31, 2020, the Company had cash of $22,517,000 and working capital of $27,418,000. The Board of Directors reviews and approves any material transaction out of the ordinary course of business, including proposals on mergers, acquisitions or other major investment or divestitures. The Company also manages liquidity risk through the management of its capital structure described in Note 14.
The following table summarizes the timing associated with the Company’s remaining contractual payments relating to its financial liabilities as at December 31, 2020. The table reflects the undiscounted cash flows of financial liabilities based on the earliest date on which the Company can be required to pay (assuming that the Company is in compliance with all of its obligations). The table includes both interest and principal cash flows.

			As at December 31, 2020
	Carrying amount	Maturity	Estimated payment date
			2021	2022
Financial liabilities	$		$	$
Accounts payable and accrued liabilities	4,391	Within 90 days	4,391	—
Deferred Payment Liability – debt host	9,046	May 2022	—	10,000
Interest on Deferred Payment Liability	0	Up to May 2022	300	121
Deferred Payment Liability – Conversion option	3,013	Up to May 2022	—	—
	16,450		4,691	10,121